As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 98.17%	Value
	Apartments - 7.02%
3,440	American Campus Communities, Inc.	$92,364
597	AvalonBay Communities, Inc.	43,420
1,026	Equity Residential	31,498
694	Mid-America Apartment Communities, Inc.	31,320
		198,602
	Diversifed - 5.35%
5,364	Lexington Realty Trust	27,356
1,925	Vornado Realty Trust	123,989
		151,345
	Health Care - 6.80%
1,657	Nationwide Health Properties, Inc.	51,350
3,661	Ventas, Inc.	140,949
		192,299
	Hotels - 3.63%
8,718	Host Hotels & Resorts, Inc.	102,611
	Manufactured Homes - 1.35%
889	Equity Lifestyle Properties, Inc.	38,040
	Office Property - 21.97%
3,926	Alexandria Real Estate Equities, Inc.	213,378
3,001	Boston Properties, Inc.	196,716
5,191	Brandywine Realty Trust	57,309
3,506	SL Green Realty Corp.	153,738
		621,141
	Regional Malls - 16.39%
4,639	Macerich Co.	140,701
4,649	Simon Property Group, Inc.	322,780
		463,481
	Shopping Centers - 15.55%
8,171	Acadia Realty Trust	123,137
1,760	Federal Realty Investment Trust	108,011
9,936	Kimco Realty Corp.	129,565
2,133	Regency Centers Corp.	79,028
		439,741
	Specialty - 8.27%
3,812	Digital Realty Trust, Inc.	174,247
4,481	Dupont Fabros Technology, Inc.	59,732
		233,979
	Warehouse/Industrial - 11.84%
5,054	AMB Property Corp.	115,989
1,433	EastGroup Properties, Inc.	54,769
13,753	ProLogis	163,936
		334,694

	TOTAL COMMON STOCKS (Cost $2,550,240)	2,775,933

Shares	SHORT-TERM INVESTMENTS - 2.20%	Value
62,296	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.20% (a)	62,296
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,296)	62,296

	TOTAL INVESTMENTS IN SECURITIES (Cost $2,612,536) - 100.37%	2,838,229
	Liabilities in Excess of Other Assets - (0.37)%	(10,385)
	NET ASSETS - 100.00%	$2,827,844

(a) Rate shown is the 7-day yield as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$2,621,375

Gross unrealized appreciation	$509,778
Gross unrealized depreciation	(292,924)
Net unrealized appreciation	$216,854

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2009:

Real Estate Fund	Level 1	Level 2	Level 3	Total
Equity (REITS)
Apartments	$198,602	$—	$—	$198,602
Diversified	151,345	—	—	151,345
Health Care	192,299	—	—	192,299
Hotels	102,611	—	—	102,611
Manufactured Homes	38,040	—	—	38,040
Office Property	621,141	—	—	621,141
Regional Malls	463,481	—	—	463,481
Shopping Centers	439,741	—	—	439,741
Specialty	233,979	—	—	233,979
Warehouse/Industrial	334,694	—	—	334,694
Total Equity (REITS)	2,775,933	—	—	2,775,933

Short-Term Investments	62,296	—	—	62,296

Total Investments in Securities	$2,838,229	$—	$—	$2,838,229

Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 98.16%	Value
	Aerospace & Defense - 3.61%
4,355	AAR Corp. (a)	$95,549
4,891	Esterline Technologies Corp. (a)	191,776
16,649	Herley Industries, Inc. (a)	217,269
3,702	Triumph Group, Inc.	177,659
		682,253
	Air Freight & Logistics - 0.54%
3,170	Atlas Air Worldwide Holdings, Inc. (a)	101,345
	Capital Markets - 2.95%
5,141	Affiliated Managers Group, Inc. (a)	334,216
14,922	National Financial Partners Corp.	130,120
8,514	Safeguard Scientifics, Inc. (a)	93,399
		557,735
	Chemicals - 3.37%
6,037	Ashland, Inc.	260,919
7,500	Innospec, Inc.	110,625
2,528	OM Group, Inc. (a)	76,826
6,809	Sensient Technologies Corp.	189,086
		637,456
	Commercial Banks - 10.10%
17,672	Banco Latinoamericano de Exportaciones S.A. (b)	251,296
14,983	First Commonwealth Financial Corp.	85,103
19,989	First Horizon National Corp. (a)	264,453
15,882	FNB United Corp.	42,246
5,017	IBERIABANK Corp.	228,575
24,915	National Penn Bancshares, Inc.	152,231
6,818	Republic Bancorp Inc. - Class A	136,087
4,537	Sandy Spring Bancorp, Inc.	73,862
5,828	SVB Financial Group (a)	252,178
11,060	TCF Financial Corp.	144,222
16,048	Washington Banking Co.	148,605
9,143	Whitney Holding Corp.	87,224
1,649	Wintrust Financial Corp.	46,106
		1,912,188
	Commercial Services & Supplies - 8.28%
5,380	The Brink's Co.	144,776
9,069	Corrections Corp. of America (a)	205,413
8,287	Huron Consulting Group, Inc. (a)	214,053
13,678	Monster Worldwide, Inc. (a)	239,091
3,873	School Specialty, Inc. (a)	91,867
9,133	Steiner Leisure Ltd. (a)(b)	326,596
5,396	United Stationers, Inc. (a)	256,904
2,041	Watson Wyatt Worldwide, Inc - Class A	88,906
		1,567,606
	Communications Equipment - 1.71%
17,567	Arris Group, Inc. (a)	228,547
13,781	Tellabs, Inc. (a)	95,364
		323,911
	Computers & Peripherals - 0.86%
6,477	Synaptics, Inc. (a)	163,220
	Construction & Engineering - 1.09%
4,741	URS Corp. (a)	206,945
	Electric Utilities - 1.85%
7,508	Great Plains Energy, Inc.	134,769
5,771	Portland General Electric Co.	113,804
4,560	Unitil Corp.	102,372
		350,945
	Electrical Equipment - 0.80%
3,934	Powell Industries, Inc. (a)	151,026
	Electromedical & Electrotherapeutic Apparatus - 0.67%
11,182	Syneron Medical Ltd. (a)(b)	127,587
	Electronic Equipment & Instruments - 2.43%
3,994	ScanSource, Inc. (a)	113,110
7,696	SYNNEX Corp. (a)	234,574
3,715	Watts Water Technologies, Inc. - Class A	112,379
		460,063
	Food & Staples Retailing - 0.43%
2,953	Nash Finch Co.	80,735
	Food Products - 1.38%
12,170	Darling International, Inc. (a)	89,449
4,825	Treehouse Foods, Inc. (a)	172,108
		261,557
	Gas Utilities - 1.66%
6,580	Atmos Energy Corp.	185,424
4,015	Laclede Group, Inc.	129,123
		314,547
	Health Care Equipment & Supplies - 1.25%
8,076	Orthofix International N.V. (a)(b)	237,354
	Health Care Providers & Services - 1.45%
16,010	eResearchTechnology, Inc. (a)	112,070
13,259	Healthspring, Inc. (a)	162,423
		274,493
	Household Durables - 0.46%
1,898	Black & Decker Corp.	87,858
	Industrial Conglomerates - 0.42%
5,413	Tredegar Corp.	78,489
	Insurance - 5.85%
6,017	American Physicians Capital, Inc.	173,350
35,015	Conseco, Inc. (a)	184,179
7,589	Fidelity National Title Group, Inc. - Class A	114,442
4,779	Infinity Property & Casualty Corp.	203,012
4,317	Max Capital Group Ltd. (b)	92,254
6,117	Safety Insurance Group, Inc.	201,372
5,338	Validus Holdings Ltd. (b)	137,720
		1,106,329
	Internet & Catalog Retail - 1.17%
4,899	Expedia, Inc. (a)	117,331
8,654	Systemax, Inc. (a)	104,973
		222,304
	Internet Software & Services - 2.68%
4,962	Avocent Corp. (a)	100,580
35,599	Internet Capital Group, Inc. - Class A (a)	297,608
8,212	ValueClick, Inc. (a)	108,316
		506,504
	IT Services - 1.06%
6,638	ICF International, Inc. (a)	201,264
	Leisure Equipment & Products - 0.67%
8,897	JAKKS Pacific, Inc. (a)	127,405
	Machinery - 1.74%
14,878	Colfax Corp. (a)	158,153
7,326	Timken Co.	171,648
		329,801
	Media - 1.36%
9,196	Corus Entertainment, Inc. - Class B (b)	156,240
13,335	Interpublic Group of Companies, Inc. (a)	100,279
		256,519
	Metals & Mining - 2.61%
6,664	Brush Engineered Materials, Inc. (a)	163,001
12,116	Coeur d'Alene Mines Corp. (a)	248,378
1,547	Schnitzer Steel Industries, Inc. - Class A	82,378
		493,757
	Multi-line Retail - 0.58%
9,686	Conn's, Inc. (a)	109,355
	Oil & Gas - 1.15%
3,765	Whiting Petroleum Corp. (a)	216,789
	Oil & Gas Exploration & Production - 1.40%
11,171	Swift Energy Co. (a)	264,529
	Oil, Gas & Consumable Fuels - 3.35%
12,872	Mariner Energy, Inc. (a)	182,525
6,765	Pioneer Natural Resources Co.	245,502
14,003	Rosetta Resources, Inc. (a)	205,704
		633,731
	Paper & Forest Products - 1.03%
29,210	Louisiana-Pacific Corp. (a)	194,831
	Personal Products - 1.52%
7,250	NBTY, Inc. (a)	286,955
	Pharmaceutical Preparations - 0.73%
14,335	ViroPharma, Inc. (a)	137,903
	Pharmaceuticals - 0.95%
8,380	Par Pharmaceutical Companies, Inc. (a)	180,254
	Professional, Scientific, and Technical Services - 1.24%
29,017	ModusLink Global Solutions, Inc. (a)	234,748
	Real Estate Investment Trusts - 9.31%
6,280	Alexandria Real Estate Equities, Inc.	341,318
25,100	Brandywine Realty Trust	277,104
6,163	Digital Realty Trust, Inc.	281,711
6,408	Kilroy Realty Corp.	177,758
18,495	Lexington Realty Trust	94,324
10,356	Macerich Co.	314,097
11,974	Medical Properties Trust, Inc.	93,517
15,331	ProLogis	182,746
		1,762,575
	Road & Rail - 0.68%
4,829	Kansas City Southern (a)	127,920
	Semiconductor & Semiconductor Equipment - 2.44%
25,291	Fairchild Semiconductor International, Inc. - Class A (a)	258,727
12,861	Microsemi Corp. (a)	203,075
		461,802
	Software - 3.58%
13,974	Compuware Corp. (a)	102,429
19,725	i2 Technologies, Inc. (a)	316,389
11,773	JDA Software Group, Inc. (a)	258,300
		677,118
	Textiles, Apparel & Luxury Goods - 2.73%
16,991	Perry Ellis International, Inc. (a)	272,536
9,817	Wolverine World Wide, Inc.	243,854
		516,390
	Thrifts & Mortgage Finance - 1.72%
13,579	First Niagara Financial Group, Inc.	167,429
5,911	WSFS Financial Corp.	157,469
		324,898
	Water Utilities - 0.82%
7,812	American Water Works Co., Inc.	155,771
	Wireless Telecommunication Services - 2.48%
8,383	NII Holdings, Inc. (a)	251,322
12,484	Syniverse Holdings, Inc. (a)	218,470
		469,792

	TOTAL COMMON STOCKS (Cost $17,735,103)	18,576,557

	CLOSED-END INVESTMENT COMPANIES - 0.59%
10,160	Ares Capital Corp.	111,963
	TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $82,588)	111,963

	SHORT-TERM INVESTMENTS - 1.07%
203,214	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.20% (c)	203,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $203,214)	203,214

	TOTAL INVESTMENTS IN SECURITIES (Cost $18,020,905) - 99.82%	18,891,734
	Other Assets in Excess of Liabilities - 0.18%	33,209
	NET ASSETS - 100.00%	$18,924,943

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2009.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$18,212,404

Gross unrealized appreciation	$3,184,620
Gross unrealized depreciation	(2,505,290)
Net unrealized appreciation	$679,330

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2009:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,319,831	$—	$—	$1,319,831
Consumer Staples	629,247	—	—	629,247
Energy	1,115,049	—	—	1,115,049
Financials	5,663,725	—	—	5,663,725
Health Care	957,591	—	—	957,591
Industrials	3,245,385	—	—	3,245,385
Information Technology	3,028,630	—	—	3,028,630
Materials	1,326,044	—	—	1,326,044
Telecommunication Services	469,792	—	—	469,792
Utilities	821,263	—	—	821,263
Closed-End Investment Companies	111,963	—	—	111,963
Total Equity	18,688,520	—	—	18,688,520

Short-Term Investments	203,214	—	—	203,214

Total Investments in Securities	$18,891,734	$—	$—	$18,891,734

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/23/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/23/2009

* Print the name and title of each signing officer under his or her signature.